OPERATING SEGMENTS (Schedule of Revenues from Major Customers) (Details)	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Disclosure of major customers [line items]
Additional information about revenues	100.00%		100.00%		100.00%
Customer A shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues					38.00%
Customer B [Member]
Disclosure of major customers [line items]
Additional information about revenues					19.00%
Customer C [Member]
Disclosure of major customers [line items]
Additional information about revenues				[1]	13.00%
Customer D subsidiary shareholder [Member]
Disclosure of major customers [line items]
Additional information about revenues	48.00%		33.00%
Customer E [Member]
Disclosure of major customers [line items]
Additional information about revenues			24.00%
Customer F [Member]
Disclosure of major customers [line items]
Additional information about revenues			13.00%			[1]
Customer G [Member]
Disclosure of major customers [line items]
Additional information about revenues		[1]	13.00%
Customer H [Member]
Disclosure of major customers [line items]
Additional information about revenues	17.00%

[1]	Represents an amount lower than 10%.